Other Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	16 years 7 months 6 days
Gross Carrying Amount	$ 4,318.3	$ 4,227.0
Accumulated Amortization	$ (1,196.3)	(897.7)
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	16 years 8 months 12 days
Gross Carrying Amount	$ 4,123.7	4,046.2
Accumulated Amortization	$ (1,079.8)	(806.0)
Favorable Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	10 years 1 month 6 days
Gross Carrying Amount	$ 47.8	48.2
Accumulated Amortization	$ (34.8)	(30.7)
Technology and Patents [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	10 years 8 months 12 days
Gross Carrying Amount	$ 41.2	31.8
Accumulated Amortization	$ (18.0)	(14.4)
Trademarks and Trade Names [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	19 years 9 months 18 days
Gross Carrying Amount	$ 77.6	74.7
Accumulated Amortization	$ (43.9)	(31.4)
Noncompete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	2 years
Gross Carrying Amount	$ 3.4	2.5
Accumulated Amortization	$ (1.7)	(0.6)
Licensing Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Avg. Life (in years)	9 years 7 months 6 days
Gross Carrying Amount	$ 24.6	23.6
Accumulated Amortization	$ (18.1)	$ (14.6)